UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin New York Intermediate-Term Tax-Free Income Fund
Class A [FKNQX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$45	0.89%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$517,715,464
Total Number of Portfolio Holdings	202
Portfolio Turnover Rate	3.49%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	1153-STSR-0526

Franklin New York Intermediate-Term Tax-Free Income Fund
Class A1 [FKNIX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$37	0.74%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$517,715,464
Total Number of Portfolio Holdings	202
Portfolio Turnover Rate	3.49%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	153-STSR-0526

Franklin New York Intermediate-Term Tax-Free Income Fund
Class C [FKNCX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$64	1.28%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$517,715,464
Total Number of Portfolio Holdings	202
Portfolio Turnover Rate	3.49%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	253-STSR-0526

Franklin New York Intermediate-Term Tax-Free Income Fund
Class R6 [FKNRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.56%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$517,715,464
Total Number of Portfolio Holdings	202
Portfolio Turnover Rate	3.49%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	8153-STSR-0526

Franklin New York Intermediate-Term Tax-Free Income Fund
Advisor Class [FNYZX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$32	0.63%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$517,715,464
Total Number of Portfolio Holdings	202
Portfolio Turnover Rate	3.49%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	673-STSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
New York
Intermediate-Term
Tax-Free Income
Fund
Financial Statements and Other Important Information
Semi-Annual | March 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 13
Notes to Financial Statements 17
Changes In and Disagreements with Accountants 24
Results of Meeting(s) of Shareholders 24
Remuneration Paid to Directors, Officers and Others 24
Board Approval of Management and Subadvisory Agreements 24

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.82 $10.89 $10.29 $10.25 $11.72 $11.64
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.27 0.25 0.23 0.21 0.22
Net realized and unrealized gains (losses) (0.01) (0.07) 0.60 0.03 (1.48) 0.08
Total from investment operations ........ 0.13 0.20 0.85 0.26 (1.27) 0.30
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.25) (0.22) (0.20) (0.22)
Net asset value, end of period .......... $10.81 $10.82 $10.89 $10.29 $10.25 $11.72
Total return
c
....................... 1.23% 1.90% 8.32% 2.54% (10.91)% 2.58%
Ratios to average net assets
d
Expenses ......................... 0.89% 0.88%
e
0.86%
e
0.87%
e
0.85%
e
0.83%
e
Net investment income ............... 2.66% 2.55% 2.35% 2.16% 1.87% 1.86%
Supplemental data
Net assets , end of period (000’s) ........ $90,456 $88,618 $89,241 $88,969 $98,998 $119,113
Portfolio turnover rate ................ 3.49% 20.52% 11.18% 8.49% 8.56% 18.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.82 $10.89 $10.30 $10.25 $11.72 $11.65
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.29 0.27 0.24 0.22 0.24
Net realized and unrealized gains (losses) (0.01) (0.07) 0.59 0.05 (1.47) 0.07
Total from investment operations ........ 0.14 0.22 0.86 0.29 (1.25) 0.31
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.27) (0.24) (0.22) (0.24)
Net asset value, end of period .......... $10.81 $10.82 $10.89 $10.30 $10.25 $11.72
Total return
c
....................... 1.40% 2.05% 8.38% 2.80% (10.77)% 2.65%
Ratios to average net assets
d
Expenses ......................... 0.74% 0.73%
e
0.71%
e
0.72%
e
0.70%
e
0.69%
e
Net investment income ............... 2.81% 2.69% 2.50% 2.31% 2.02% 2.03%
Supplemental data
Net assets , end of period (000’s) ........ $148,116 $156,753 $182,198 $201,001 $248,359 $334,315
Portfolio turnover rate ................ 3.49% 20.52% 11.18% 8.49% 8.56% 18.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.86 $10.93 $10.33 $10.28 $11.76 $11.69
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.23 0.21 0.19 0.16 0.18
Net realized and unrealized gains (losses) (0.01) (0.07) 0.60 0.04 (1.48) 0.06
Total from investment operations ........ 0.11 0.16 0.81 0.23 (1.32) 0.24
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.21) (0.18) (0.16) (0.17)
Net asset value, end of period .......... $10.85 $10.86 $10.93 $10.33 $10.28 $11.76
Total return
c
....................... 1.02% 1.49% 7.86% 2.12% (11.23)% 2.08%
Ratios to average net assets
d
Expenses ......................... 1.28% 1.28%
e
1.26%
e
1.27%
e
1.24%
e
1.24%
e
Net investment income ............... 2.25% 2.13% 1.94% 1.74% 1.46% 1.49%
Supplemental data
Net assets , end of period (000’s) ........ $7,148 $8,192 $10,162 $16,158 $24,087 $37,418
Portfolio turnover rate ................ 3.49% 20.52% 11.18% 8.49% 8.56% 18.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.85 $10.92 $10.33 $10.28 $11.75 $11.68
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.31 0.29 0.26 0.24 0.26
Net realized and unrealized gains (losses) (—)
c
(0.08) 0.58 0.05 (1.47) 0.07
Total from investment operations ........ 0.16 0.23 0.87 0.31 (1.23) 0.33
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.26) (0.24) (0.26)
Net asset value, end of period .......... $10.85 $10.85 $10.92 $10.33 $10.28 $11.75
Total return
d
....................... 1.48% 2.22% 8.53% 2.95% (10.60)% 2.80%
Ratios to average net assets
e
Expenses ......................... 0.56% 0.56%
f
0.55%
f
0.56%
f
0.54%
f
0.53%
f
Net investment income ............... 2.98% 2.86% 2.66% 2.46% 2.18% 2.17%
Supplemental data
Net assets , end of period (000’s) ........ $125,784 $112,089 $104,726 $93,181 $85,277 $99,307
Portfolio turnover rate ................ 3.49% 20.52% 11.18% 8.49% 8.56% 18.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.85 $10.93 $10.33 $10.28 $11.76 $11.68
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.30 0.28 0.26 0.24 0.25
Net realized and unrealized gains (losses) (—)
c
(0.08) 0.60 0.04 (1.49) 0.08
Total from investment operations ........ 0.16 0.22 0.88 0.30 (1.25) 0.33
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.25) (0.23) (0.25)
Net asset value, end of period .......... $10.85 $10.85 $10.93 $10.33 $10.28 $11.76
Total return
d
....................... 1.45% 2.05% 8.56% 2.89% (10.73)% 2.83%
Ratios to average net assets
e
Expenses ......................... 0.63% 0.63%
f
0.61%
f
0.62%
f
0.60%
f
0.58%
f
Net investment income ............... 2.90% 2.79% 2.59% 2.40% 2.11% 2.12%
Supplemental data
Net assets , end of period (000’s) ........ $146,211 $145,195 $158,199 $173,667 $226,374 $330,045
Portfolio turnover rate ................ 3.49% 20.52% 11.18% 8.49% 8.56% 18.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.7%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 3,250,000 $ 3,427,506
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,968,000 4,410,326
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 850,000 752,835
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.59%, 3/01/29 ........................................... 6,000,000 5,119,057
10,282,218
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 985,000 1,016,922
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.71%, 12/01/45 .................. 230,000 112,301
1,129,223
New York 90.3%
Albany Capital Resource Corp. ,
Revenue , 2025 A , 5% , 5/01/38 ........................................ 500,000 551,813
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.5% , 6/01/44 ..... 465,000 438,516
Allegany County Capital Resource Corp. , Alfred University , Revenue , 2024 , 5.25% ,
4/01/44 ......................................................... 1,500,000 1,524,524
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 . 3,750,000 3,938,059
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,569,633
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/35 .............................. 1,015,000 929,554
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AG Insured ,
2.375% , 7/01/40 ................................................... 5,250,000 3,857,239
Buffalo Sewer Authority , Revenue , 2025 A , 5% , 6/15/50 ....................... 3,500,000 3,622,553
Build NYC Resource Corp. ,
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.375% , 12/01/46 ............................ 750,000 802,112
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/26 ............ 110,000 109,889
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 100,513
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 225,000 224,343
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 100,000 99,339
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 98,756
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 97,992
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 1,580,000 1,543,034
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/32 ...... 325,000 339,499
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/45 ...................... 1,000,000 1,058,927
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,523,993
City of Long Beach , GO , 2020 A , 5% , 9/01/26 .............................. 1,370,000 1,383,662
City of New York ,
GO , 2018 E-1 , 5.25% , 3/01/31 ........................................ 5,000,000 5,228,332
GO , 2019 D-1 , 5% , 12/01/35 ......................................... 5,015,000 5,252,949
GO , 2020 D-1 , BAM Insured , 4% , 3/01/41 ............................... 2,500,000 2,452,419
GO , 2024 C , 5% , 3/01/42 ............................................ 1,000,000 1,065,452
GO , 2025 C-1 , 5% , 9/01/44 .......................................... 1,000,000 1,054,050
GO , 2025 E , 5.25% , 8/01/50 ......................................... 1,900,000 1,982,079
GO , 2025 E , 5% , 8/01/54 ............................................ 1,500,000 1,521,643
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 250,000 259,659
GO , 2026 D , 5% , 10/01/36 ........................................... 1,000,000 1,116,528

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
a
Clinton County Capital Resource Corp. , Clinton-Essex-Warren-Washington Board of
Cooperative Educational Services , Revenue , 144A, 2025 , 4.5% , 7/01/40 ........ $ 500,000 $ 506,789
County of Suffolk ,
GO , 2018 B , AG Insured , 4% , 10/15/30 ................................. 6,310,000 6,344,417
GO , 2018 B , AG Insured , 3.375% , 10/15/31 .............................. 6,370,000 6,375,904
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/29 ...... 150,000 158,245
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/30 ...... 150,000 160,035
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 200,000 215,379
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 5% , 7/01/26 ..... 1,015,000 1,019,262
Empire State Development Corp. ,
State of New York Sales Tax , Revenue , 2019 A , Refunding , 5% , 3/15/38 ......... 5,120,000 5,383,791
State of New York Sales Tax , Revenue , 2023 A , 5% , 3/15/52 ................. 5,010,000 5,129,721
Genesee County Funding Corp. (The) ,
Revenue , 2025 A , 5% , 12/01/44 ....................................... 1,000,000 1,017,618
Monroe Sustainable Energy Partners LLC , Revenue , 2025 A , 5% , 12/01/45 ...... 1,500,000 1,514,119
Rochester Regional Health Obligated Group , Revenue , 2022 A , Refunding , 5.25% ,
12/01/52 ....................................................... 2,000,000 1,971,854
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/37 ................. 550,000 548,462
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/38 ................. 520,000 514,623
Long Island Power Authority ,
Revenue , 2019 A , 4% , 9/01/35 ........................................ 15,700,000 15,911,975
Revenue , 2024 A , Refunding , 5% , 9/01/44 ............................... 1,250,000 1,343,322
Revenue , 2025 , Refunding , 5% , 9/01/39 ................................. 1,500,000 1,678,892
Metropolitan Transportation Authority ,
b
Revenue , 2017 C-2 , Refunding , 4.36%, 11/15/39 .......................... 15,000,000 8,381,628
Revenue , 2024 A , Refunding , 5% , 11/15/44 .............................. 5,000,000 5,220,300
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ 750,000 768,046
Revenue , 2025 B , Refunding , 5% , 11/15/35 .............................. 850,000 967,456
b
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.27%, 11/15/32 ............ 30,000,000 24,238,341
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/26 ...... 980,000 988,085
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/27 ...... 1,035,000 1,057,421
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 1,000,000 1,055,619
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,000,000 1,050,267
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/40 . 630,000 632,749
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 691,139
New York City Housing Development Corp. ,
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 2,750,000 2,822,959
c
East 124th Street LLC , Revenue , 2008 A , LOC FHLMC , Mandatory Put , 2.1% ,
6/01/29 ........................................................ 5,000,000 4,829,485
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AG Insured , 4% , 1/01/32 . 3,250,000 3,374,831
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 3% , 3/01/39 .... 2,500,000 2,211,990
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2018 CC-1 , 4% , 6/15/37 .................. 5,000,000 5,007,298
Water & Sewer System , Revenue , 2024 CC-1 , 5.25% , 6/15/54 ................ 3,590,000 3,740,442
Water & Sewer System , Revenue , 2024 CC-2 , Refunding , 5% , 6/15/46 ......... 1,590,000 1,667,108
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 5,500,000 5,753,405
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2025 E , 5% , 11/01/47 ....................... 1,000,000 1,036,681
Future Tax Secured , Revenue , 2026 F-1 , 5% , 2/01/46 ...................... 1,075,000 1,127,199

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured , Revenue, Sub. Lien , 2018 B-1 , 4% , 8/01/35 .............. $ 4,000,000 $ 4,021,237
Future Tax Secured , Revenue, Sub. Lien , 2020 B-1 , 4% , 11/01/41 ............. 7,200,000 7,048,100
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5% , 5/01/46 ............... 1,800,000 1,878,331
Future Tax Secured , Revenue, Sub. Lien , 2026 B , 5% , 5/01/39 ................ 1,250,000 1,377,378
State of New York , Revenue , 2018 S-1 , Refunding , 5% , 7/15/29 ............... 8,215,000 8,459,847
State of New York , Revenue , 2019 S-3 A , Refunding , 5% , 7/15/34 ............. 10,000,000 10,459,392
c
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 3,250,000 3,320,085
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 1.9% , 11/15/31 ............................. 2,000,000 1,759,272
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 13,305,000 15,130,274
New York State Dormitory Authority ,
Revenue , 2020 A , Pre-Refunded , AG Insured , 5% , 10/01/34 .................. 5,000 5,286
Revenue , 2025 A , AG Insured , 5% , 10/01/39 ............................. 1,000,000 1,100,698
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/50 .................. 1,250,000 1,263,224
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/27 570,000 571,164
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/28 665,000 667,008
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,150,000 1,012,059
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 900,000 796,271
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/27 ................................................... 1,000,000 1,008,288
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/28 ................................................... 1,800,000 1,795,888
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 1,000,000 978,300
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/27 ...................... 325,000 332,102
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/28 ...................... 275,000 285,349
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... 275,000 289,074
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/30 ...................... 325,000 345,152
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,350,000 1,381,150
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/44 ................. 500,000 527,620
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5% , 7/01/45 ............ 2,250,000 2,265,432
New York Institute of Technology , Revenue , 2024 , 5% , 7/01/41 ................ 685,000 711,095
New York Institute of Technology , Revenue , 2024 , 5% , 7/01/42 ................ 870,000 895,667
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,000,000 1,011,111
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/33 ............... 12,000,000 12,310,356
New York University , Revenue , 2019 A , 5% , 7/01/42 ........................ 6,040,000 6,291,193
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 1,000,000 1,037,103
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 1,000,000 863,877
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 1,000,000 1,017,889
Northwell Health Obligated Group , Revenue , 2025 A , Refunding , 5% , 5/01/43 .... 1,500,000 1,580,338
Pace University , Revenue , 2024 A , 5.25% , 5/01/43 ......................... 875,000 917,118
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 450,000 469,248
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/39 .............. 1,000,000 1,034,800
Roswell Park Cancer Institute Corp. Obligated Group , Revenue , 2025 A , AG Insured ,
5% , 7/01/37 .................................................... 750,000 834,405
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/31 ............... 3,550,000 3,705,703
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 200,000 180,592
State of New York Personal Income Tax , Revenue , 2017 A , 4% , 2/15/33 ......... 9,990,000 10,055,779
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 4% ,
2/15/33 ........................................................ 10,000 10,122
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5.25% ,
3/15/37 ........................................................ 7,000,000 7,334,039
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5% , 3/15/42 1,000,000 1,075,607
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/49 5,000,000 5,170,494

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax , Revenue , 2026 A , Refunding , 5% , 3/15/47 $ 3,000,000 $ 3,137,027
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/33 ................. 5,060,000 5,111,030
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/43 ................. 10,000,000 10,251,088
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/48 ................. 4,000,000 4,157,240
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 2,000,000 2,009,227
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 .. 3,000,000 3,050,349
Rochester Gas and Electric Corp. , Revenue , 2004 B , 4% , 5/15/32 ............. 2,000,000 2,014,165
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System , Revenue , 2025 C , Refunding , 5% , 6/15/47 . 4,000,000 4,252,214
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/35 ........ 5,000,000 5,214,360
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/37 ........................................ 7,000,000 7,004,269
Revenue , 2026 A , Refunding , 5% , 1/01/46 ............................... 810,000 855,296
Revenue , L , Refunding , 5% , 1/01/32 ................................... 1,750,000 1,813,776
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/30 .......................... 1,310,000 1,345,316
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 3,500,000 3,578,596
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 4,000,000 4,170,168
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 3,500,000 3,679,796
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/34 ............ 1,250,000 1,255,245
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 1,000,000 953,855
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/29 ... 500,000 528,330
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/30 ... 150,000 160,111
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/31 ... 400,000 425,523
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/29 ... 3,150,000 3,374,571
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/31 ... 3,065,000 3,318,194
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/32 ... 5,255,000 5,668,784
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,850,000 1,988,000
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/41 ............................ 935,000 979,871
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.5% , 6/30/42 ................... 1,080,000 1,140,443
JFK NTO LLC , Revenue , 2024 , 5.25% , 6/30/43 ........................... 1,880,000 1,946,068
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/50 .............................. 2,250,000 2,386,729
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 5% , 7/01/29 ........................... 330,000 344,920
Le Moyne College , Revenue , 2021 , 5% , 7/01/30 ........................... 320,000 337,379
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/26 .................. 535,000 536,910
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/28 .................. 595,000 614,905
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/30 .................. 655,000 690,573
Syracuse University , Revenue , 2025 , 5.25% , 12/01/45 ...................... 1,000,000 1,092,206
Port Authority of New York & New Jersey ,
Revenue , 209th , Refunding , 5% , 7/15/34 ................................ 10,000,000 10,457,129
Revenue , 234th , Refunding , 5.25% , 8/01/40 .............................. 2,000,000 2,134,345
Revenue , 244 , Refunding , 5% , 7/15/44 ................................. 600,000 647,803
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 1,600,000 1,715,971
Revenue , 249 , Refunding , 5% , 10/15/35 ................................. 1,000,000 1,113,746
Riverhead Industrial Development Agency ,
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 4.5% ,
8/01/35 ........................................................ 975,000 999,189
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5% , 8/01/40 500,000 511,333
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/33 ............... 270,000 276,283
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/33 ............... 455,000 465,589
State of New York , GO , 2023 A , 5% , 3/15/41 ............................... 2,000,000 2,205,951
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ............... 5,000,000 4,392,834

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 5% , 6/01/27 ............................. $ 2,230,000 $ 2,280,409
Revenue , 2021 A-2 , Refunding , 5% , 6/01/30 ............................. 1,500,000 1,608,492
Revenue , 2021 A-2 , Refunding , 5% , 6/01/31 ............................. 1,250,000 1,357,475
Revenue , 2021 A-2 , Refunding , 5% , 6/01/34 ............................. 2,250,000 2,395,288
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 5% , 7/01/29 ................................. 1,275,000 1,335,840
Revenue , 2021 , Refunding , 5% , 7/01/30 ................................. 1,415,000 1,497,569
Revenue , 2021 , Refunding , 5% , 7/01/32 ................................. 1,000,000 1,063,400
Triborough Bridge & Tunnel Authority ,
Revenue , 2018 D , 5% , 11/15/33 ....................................... 1,300,000 1,415,189
Revenue , 2024 A-1 , 5% , 11/15/45 ..................................... 2,000,000 2,117,803
Revenue , 2025 A-1 , 5% , 11/15/42 ..................................... 2,065,000 2,244,704
b
Revenue, Sub. Lien , 2013 A , Refunding , 3.21%, 11/15/30 .................... 14,175,000 12,245,829
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5% , 5/15/46 .................................... 1,000,000 1,051,620
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 5,000,000 5,215,079
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2026 A-1 , Refunding , 5% , 11/15/48 ................................... 5,000,000 5,209,478
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. 1,500,000 1,562,502
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/33 ...... 2,000,000 2,129,432
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 3,000,000 3,157,483
Troy Local Development Corp. , Revenue , 2025 , 5% , 9/01/56 ................... 1,000,000 960,533
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The) , Revenue , 2018 A , Refunding , 5% , 1/01/33 .............. 2,700,000 2,861,135
Lincoln Center for the Performing Arts, Inc. , Revenue , 2016 A , Refunding , 5% ,
12/01/26 ....................................................... 2,500,000 2,540,880
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,000,000 1,092,453
Westchester County Local Development Corp. ,
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 1,110,000 1,200,250
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5% , 11/01/47 ............................................. 2,050,000 2,079,960
467,677,945
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 2,935,000 2,554,339
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,461,112
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,585,000 4,729,757
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 1,050,000 514,379
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 2,650,000 2,667,228
7,911,364
U.S. Territories 0.2%
Guam 0.2%
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
750,000 795,663
Total Municipal Bonds (Cost $ 501,191,990 ) .....................................
495,239,370
a a a a

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.5%
a a
Principal
Amount
a
Value
Municipal Bonds 3.5%
New York 3.5%
d
City of New York ,
GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 2.75% , 3/01/44 .......... $ 5,400,000 $ 5,400,000
GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.7% , 6/01/44 200,000 200,000
GO , 2020 B-3 , Daily VRDN and Put , 2.85% , 10/01/46 ....................... 2,000,000 2,000,000
d
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 2.7% , 11/01/31 ............ 250,000 250,000
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.65% , 1/01/34 8,300,000 8,300,000
d
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
BB-1 A , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 2.85% , 6/15/49 .. 300,000 300,000
d
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2014 D-3 , SPA Mizuho Bank Ltd. , Daily VRDN and Put , 2.78% , 2/01/44 ......... 1,575,000 1,575,000
18,025,000
Total Municipal Bonds (Cost $ 18,025,000 ) ......................................
18,025,000
Total Short Term Investments (Cost $ 18,025,000 ) ................................
18,025,000
a
Total Investments (Cost $ 519,216,990 ) 99.2% ...................................
$513,264,370
Other Assets, less Liabilities 0.8% .............................................
4,451,094
Net Assets 100.0% ...........................................................
$517,715,464
See Abbreviations on page 23 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $21,700,362, representing 4.2% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $519,216,990
Value - Unaffiliated issuers .................................................................. $513,264,370
Cash .................................................................................... 76,585
Receivables:
Capital shares sold ........................................................................ 114,908
Interest ................................................................................. 5,395,864
Total assets .......................................................................... 518,851,727
Liabilities:
Payables:
Capital shares redeemed ................................................................... 514,839
Management fees ......................................................................... 217,630
Distribution fees .......................................................................... 36,151
Transfer agent fees ........................................................................ 86,403
Trustees' fees and expenses ................................................................. 828
Distributions to shareholders ................................................................. 195,676
Accrued expenses and other liabilities ........................................................... 84,736
Total liabilities ......................................................................... 1,136,263
Net assets, at value ................................................................. $517,715,464
Net assets consist of:
Paid-in capital ............................................................................. $546,624,329
Total distributable earnings (losses) ............................................................. (28,908,865)
Net assets, at value ................................................................. $517,715,464

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $90,455,662
Shares outstanding ........................................................................ 8,365,967
Net asset value per share
a ,b
.................................................................. $10.81
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.06
Class A1:
Net assets, at value ....................................................................... $148,115,926
Shares outstanding ........................................................................ 13,695,541
Net asset value per share
a ,b
.................................................................. $10.81
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.06
Class C:
Net assets, at value ....................................................................... $7,148,118
Shares outstanding ........................................................................ 658,622
Net asset value and maximum offering price per share
a ,b
............................................ $10.85
Class R6:
Net assets, at value ....................................................................... $125,784,343
Shares outstanding ........................................................................ 11,598,124
Net asset value and maximum offering price per share
b
............................................. $10.85
Advisor Class:
Net assets, at value ....................................................................... $146,211,415
Shares outstanding ........................................................................ 13,479,382
Net asset value and maximum offering price per share
b
............................................. $10.85
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $9,151,135
Expenses:
Management fees (Note 3 a ) ................................................................... 1,294,570
Distribution fees: (Note 3c )
    Class A ................................................................................ 112,693
    Class A1 ............................................................................... 76,472
    Class C ................................................................................ 25,032
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 40,454
    Class A1 ............................................................................... 68,590
    Class C ................................................................................ 3,451
    Class R6 ............................................................................... 9,604
    Advisor Class ............................................................................ 65,461
Custodian fees ............................................................................. 1,376
Reports to shareholders fees .................................................................. 15,847
Registration and filing fees .................................................................... 16,524
Professional fees ........................................................................... 41,567
Trustees' fees and expenses .................................................................. 3,164
Other .................................................................................... 37,764
Total expenses ......................................................................... 1,812,569
Net investment income ................................................................ 7,338,566
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (289,667)
Net realized and unrealized gain (loss) ............................................................ (289,667)
Net increase (decrease) in net assets resulting from operations .......................................... $7,048,899

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Intermediate-Term Tax-
Free Income Fund
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,338,566 $14,117,723
Net realized gain (loss) ................................................. — (3,739,453)
Net change in unrealized appreciation (depreciation) ........................... (289,667) (281,989)
Net increase (decrease) in net assets resulting from operations ................ 7,048,899 10,096,281
Distributions to shareholders:
Class A ............................................................. (1,192,124) (2,220,150)
Class A1 ............................................................ (2,135,289) (4,437,304)
Class C ............................................................. (85,943) (177,488)
Class R6 ............................................................ (1,782,816) (2,992,818)
Advisor Class ........................................................ (2,104,431) (4,207,796)
Total distributions to shareholders .......................................... (7,300,603) (14,035,556)
Capital share transactions: (Note 2 )
Class A ............................................................. 1,884,542 (13,057)
Class A1 ............................................................ (8,645,568) (23,964,563)
Class C ............................................................. (1,050,271) (1,869,776)
Class R6 ............................................................ 13,852,801 8,035,601
Advisor Class ........................................................ 1,078,643 (11,926,948)
Total capital share transactions ............................................ 7,120,147 (29,738,743)
Net increase (decrease) in net assets ................................... 6,868,443 (33,678,018)
Net assets:
Beginning of period ..................................................... 510,847,021 544,525,039
End of period .......................................................... $517,715,464 $510,847,021

Franklin New York Tax-Free Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin New York Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and  excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2026, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 959,664 $10,463,090 1,562,670 $16,716,241
Shares issued in reinvestment of distributions .......... 95,927 1,046,670 177,576 1,898,263
Shares redeemed ............................... (882,604) (9,625,218) (1,741,630) (18,627,561)
Net increase (decrease) .......................... 172,987 $1,884,542 (1,384) $(13,057)
Class A1 Shares:
Shares sold ................................... 119,265 $1,302,339 369,765 $3,966,267
Shares issued in reinvestment of distributions .......... 179,390 1,957,867 380,231 4,066,430
Shares redeemed ............................... (1,091,843) (11,905,774) (2,987,390) (31,997,260)
Net increase (decrease) .......................... (793,188) $(8,645,568) (2,237,394) $(23,964,563)
Class C Shares:
Shares sold ................................... 46,578 $509,478 235,709 $2,537,086
Shares issued in reinvestment of distributions .......... 7,436 81,421 15,692 168,400
Shares redeemed
a
.............................. (149,926) (1,641,170) (426,461) (4,575,262)
Net increase (decrease) .......................... (95,912) $(1,050,271) (175,060) $(1,869,776)
Class R6 Shares:
Shares sold ................................... 1,903,581 $20,809,596 2,160,897 $23,193,008
Shares issued in reinvestment of distributions .......... 127,958 1,400,632 216,185 2,317,739
Shares redeemed ............................... (764,854) (8,357,427) (1,632,883) (17,475,146)
Net increase (decrease) .......................... 1,266,685 $13,852,801 744,199 $8,035,601
Advisor Class Shares:
Shares sold ................................... 1,193,147 $13,038,586 4,647,651 $49,717,161
Shares issued in reinvestment of distributions .......... 150,064 1,642,543 307,851 3,302,157
Shares redeemed ............................... (1,244,401) (13,602,486) (6,054,642) (64,946,266)
Net increase (decrease) .......................... 98,810 $1,078,643 (1,099,140) $(11,926,948)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended March 31, 2026, the annualized gross effective investment management fee rate was 0.501% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended March 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$50,893 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until January 31, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2027.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended March 31, 2026, these purchase and sale transactions aggregated $16,116,232 and $16,340,000, respectively.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,306
CDSC retained .............................................................................. $723
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 10,104,130
Long term ................................................................................ 13,506,093
Total capital loss carryforwards ............................................................... $23,610,223
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2026, aggregated
$20,117,245 and $17,330,000, respectively.
6. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $518,594,913
Unrealized appreciation ........................................................................ $5,192,922
Unrealized depreciation ........................................................................ (10,523,465)
Net unrealized appreciation (depreciation) .......................................................... $(5,330,543)
4. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
SPA
Standby Purchase Agreement
8. Fair Value Measurements
(continued)

Franklin New York Tax-Free Trust

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4153-SFSOI 05/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.
ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin New York Tax-Free Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2026